Organization and Principal Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Microvast, Inc. (the “Company” or “Microvast”) was incorporated under the laws of the State of Texas in the United States of America (“USA”) on October 12, 2006 and re-domiciled to the State of Delaware on December 31, 2015. The Company and its subsidiaries (collectively, the “Group”) are primarily engaged in developing, manufacturing, and selling electronic power products for electric vehicles primarily in the People’s Republic of China (“PRC”) and Europe.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Microvast, Inc. (the “Company” or “Microvast”) was incorporated under the laws of the State of Texas in the United States of America (“USA”) on October 12, 2006 and re-domiciled to the State of Delaware on December 31, 2015. The Company, its subsidiaries and variable interest entity (“VIE”) (collectively, the “Group”) are primarily engaged in developing, manufacturing, and selling electronic power products for electric vehicles primarily in the People’s Republic of China (“PRC”) and Europe.

As of December 31, 2020, details of the Company’s subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of ownership
Microvast Power Solutions, Inc (“MP Solutions”)	Texas, USA	July 2013	100%
Microvast Power Systems Co., Ltd. (“MPS”)	Huzhou, PRC	December 2006	91.97%
Microvast Power Systems UK Limited (“MP UK”)	Cardiff, United Kingdom (“UK”)	September 2014	100% owned by MPS
Microvast GmbH (“MV GmbH”)	Germany	May 2016	100%
Huzhou Microvast Electric Vehicle Sales Service, Ltd. (“MV E-Vehicle”)	Huzhou, PRC	July 2017	100% owned by MPS
Huzhou Hong Yang Taxi Co., Ltd. (“MV Taxi”)	Huzhou, PRC	October 2017	100% owned by MPS
Microvast APAC PTE. LTD. (“MV Singapore”)	Singapore	May 2017	100% owned by MPS
Huzhou Hongwei New Energy Automobile Co., Ltd. (“Hongwei”)	Huzhou, PRC	December 2016	100% owned by MPS